Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Jan. 31, 2014
Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Investment Class
Risk/Return:
Trading Symbol	MAFIX
Corporate Bond Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFDX
Limited Duration Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPLDX
Global Strategist Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPBAX
Global Strategist Portfolio | Investment Class
Risk/Return:
Trading Symbol	MABIX
Global Strategist Portfolio | Class L
Risk/Return:
Trading Symbol	MSDLX
Mid Cap Growth Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPEGX